Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Segment and corporate information
Revenue from contracts with customers	€ 4,355,504	€ 4,319,418
Revenue from insurance contracts	503,360	382,930
Revenue from lease contracts	22,590	22,174
Revenue	4,881,454	4,724,522
Costs of revenue	(3,697,476)	(3,550,871)
Research and development	(43,482)	(47,801)
Operating income (loss)	331,390	246,013
Interest	(80,737)	(88,187)
Income before income taxes	250,653	157,826
Depreciation and amortization	(382,597)	(387,735)
Impairment loss	(11,766)	(124,708)
Income (loss) from equity method investees	47,833	28,843
Total assets	32,735,034	34,336,099	€ 33,566,579
thereof investment in equity method investees	666,752	615,755	€ 620,831
Additions of property, plant and equipment, intangible assets and right-of-use assets	317,708	285,038
Health care services
Segment and corporate information
Revenue from contracts with customers	3,276,313	3,365,334
Revenue from insurance contracts	503,360	382,930
Revenue	3,779,673	3,748,264
Health care products
Segment and corporate information
Revenue from contracts with customers	1,079,191	954,084
Revenue from lease contracts	22,590	22,174
Revenue	1,101,781	976,258
Total Segment
Segment and corporate information
Revenue from contracts with customers	4,355,504	4,319,418
Revenue from insurance contracts	503,360	382,930
Revenue from lease contracts	22,590	22,174
Revenue	4,881,454	4,724,522
Total Segment | Health care services
Segment and corporate information
Revenue from contracts with customers	3,276,313	3,365,334
Total Segment | Health care products
Segment and corporate information
Revenue from contracts with customers	1,079,191	954,084
Care Delivery
Segment and corporate information
Revenue from contracts with customers	3,353,875	3,405,224
Revenue from insurance contracts	503,360	382,930
Revenue	3,857,235	3,788,154
Care Delivery | Health care services
Segment and corporate information
Revenue from contracts with customers	3,276,313	3,365,334
Care Delivery | Health care products
Segment and corporate information
Revenue from contracts with customers	77,562	39,890
Care Enablement
Segment and corporate information
Revenue from contracts with customers	1,001,629	914,194
Revenue from lease contracts	22,590	22,174
Revenue	1,024,219	936,368
Care Enablement | Health care products
Segment and corporate information
Revenue from contracts with customers	1,001,629	914,194
Operating Segments | Total Segment
Segment and corporate information
Revenue	5,224,167	5,085,212
Costs of revenue	(4,035,428)	(3,909,570)
Research and development	(43,482)	(47,801)
Operating income (loss)	417,547	258,764
Depreciation and amortization	(376,393)	(380,019)
Impairment loss	(11,766)	(124,708)
Income (loss) from equity method investees	47,833	28,843
Total assets	57,116,995	57,674,119
thereof investment in equity method investees	666,752	615,755
Additions of property, plant and equipment, intangible assets and right-of-use assets	322,128	274,796
Operating Segments | Care Delivery
Segment and corporate information
Revenue	3,857,235	3,788,154
Costs of revenue	(3,113,173)	(3,021,528)
Research and development		(11)
Operating income (loss)	323,246	188,549
Depreciation and amortization	(261,847)	(264,654)
Impairment loss	(9,350)	(123,661)
Income (loss) from equity method investees	47,833	28,843
Total assets	42,629,782	44,033,238
thereof investment in equity method investees	666,752	615,755
Additions of property, plant and equipment, intangible assets and right-of-use assets	209,843	188,950
Operating Segments | Care Enablement
Segment and corporate information
Revenue	1,366,932	1,297,058
Costs of revenue	(922,255)	(888,042)
Research and development	(43,482)	(47,790)
Operating income (loss)	94,301	70,215
Depreciation and amortization	(114,546)	(115,365)
Impairment loss	(2,416)	(1,047)
Total assets	14,487,213	13,640,881
Additions of property, plant and equipment, intangible assets and right-of-use assets	112,285	85,846
Operating Segments | Corporate
Segment and corporate information
Costs of revenue	556	1,012
Operating income (loss)	(80,840)	(13,589)
Depreciation and amortization	(17,040)	(18,048)
Total assets	10,960,515	11,195,192
Additions of property, plant and equipment, intangible assets and right-of-use assets	5,417	20,420
Inter-segment
Segment and corporate information
Revenue	(342,713)	(360,690)
Costs of revenue	337,396	357,687
Operating income (loss)	(5,317)	838
Depreciation and amortization	10,836	10,332
Total assets	(35,342,476)	(34,533,212)
Additions of property, plant and equipment, intangible assets and right-of-use assets	(9,837)	(10,178)
Inter-segment | Total Segment
Segment and corporate information
Revenue	(342,713)	(360,690)
Inter-segment | Care Enablement
Segment and corporate information
Revenue	€ (342,713)	€ (360,690)